DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 219,895	R$ 245,577
Chapecoense
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	26,457	25,674
Transenergia Sao Paulo
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	18,031	848
Tijoa Participaes e Investimentos S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	16,468
Enerpeixe S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	16,382	15,878
MGE Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,616	7,576
Retiro Baixo Energtico S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,616	2,535
Sete Gameleiras
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	4,176
Caldas Novas Transmissao S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	998	3,626
Paulista Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	15,223
Belo Monte Transmissora SPE S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	12,503
Gois Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,985	22,030
Lajeado Energia
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,278	55,896
CEB Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,102
EMAE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	10,813	12,753
Manaus Construtora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	9,178	9,229
Transmissora Sul Litornea de Energia - TSLE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	8,694
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	8,567
CEMAR
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	61	30,963
Uirapuru
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		2,657
Transenergia Renovvel
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		6,851
IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		20,737
Sist. de Transm. Nordeste S.A. - STN
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		7,839
EAPSA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		4,675
Empresa de Transmisso do Alto Uruguai S.A. - ETAU
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		3,163
Manaus Transmissora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		1,993
Other
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 26,747	R$ 10,654